MORTGAGE LOANS ON REAL ESTATE - Schedule of Age Analysis of Loans by Property Type (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Allowance for credit losses	$ (56)		$ (30)
Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	12,510		6,022
Allowance for credit losses	(66)		(60)
Total, net of allowance	12,444		5,962
Commercial mortgage loans: | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	9,588		6,022
Allowance for credit losses	(66)	$ (61)	(60)	$ (47)	$ (52)	$ (41)
Total, net of allowance	9,522		5,962
Residential mortgage loans: | Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Total	2,922		0
Allowance for credit losses	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0